Income Taxes - reconciliation of the difference between the provision (benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the difference between the provision (benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate
Income tax at statutory rate	21.00%	21.00%
Convertible notes	(1.10%)	(1.80%)
Contingent consideration	2.90%
Forward purchase agreements	(1.00%)
Warrants	0.10%
Stock compensation		(0.50%)
Officers compensation	(0.50%)
Transaction costs	(0.80%)
IPR&D	(19.00%)
Change in valuation allowance	(1.40%)	(18.70%)
Effective tax rate	0.00%	0.00%